--------------------------------------------------------------------------------

                                              SEMIANNUAL REPORT, December 31, 1997
                 [LOGO]                             CAPPIELLO-RUSHMORE TRUST
                                            4922 FAIRMONT AVENUE, BETHESDA, MD 20814
                                                (800) 622-1386   (301) 657-1510

--------------------------------------------------------------------------------

                                                               February 19, 1998

Dear Fellow Investor:

    The year 1997 was another good year for stocks, overall. The benchmark Standard & Poor's 500 Index recorded a total return of more than 33%. As was the case in 1996, last year's basis for the stock market rise was a continuation of the trend to higher corporate profits, lower inflation and declining interest rates. However, the rise in stock prices was not without considerable negatives including concerns over the growing Asian crisis which culminated in a sharp stock market drop in October.

    The Cappiello-Rushmore Funds' investment performance in 1997 was as follows:
--------------------------------------------------------------------------------

                               TOTAL RETURN 1997
                     DECEMBER 31, 1996 -- DECEMBER 31, 1997

Cappiello-Rushmore Growth Fund                                        + 22.17%
Cappiello-Rushmore Emerging Growth Fund                                + 4.72%
Cappiello-Rushmore Utility Income Fund                                + 25.25%
Cappiello-Rushmore Gold Fund                                          - 45.22%
*****************************************************************************
Standard & Poor's 500 Index                                           + 33.36%
Philadelphia Exchange Gold & Silver Index                             - 36.46%

THE S&P 500 IS AN UNMANAGED INDEX AND, UNLIKE THE FUNDS, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN.
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. YOUR RETURN AND PRINCIPAL WILL VARY AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.
--------------------------------------------------------------------------------

    The Growth Fund rose more than 22% last year helped by the positive performance of the financial stocks (28% of portfolio) as well as the technology stocks (18%) and retailing (10%). Our largest stock positions were Franklin Resources, Inc. (9%), Charles Schwab Corp. (9%) and Federated Department Stores, Inc., "C" warrants (8%). As we have noted in previous communications, our investment approach continues to be concentrated on companies in the mid-to-large capitalization range where we believe earnings growth can be bought at a lower price with lower risk than the very large Blue Chip companies that comprise a large part of the weighted Standard & Poor's 500 stock average.

    The Emerging Growth Fund was up over 4.7% last year. This investment performance, while positive, reflected the volatility of the small capitalization stock sector. Interestingly, through the first three quarters of 1997, small company stocks were excelling with the Fund up 27%. When the Asian crisis broke, investors rushed back into the very large capitalization growth stocks which are featured in the S&P 500 Index. There were a number of equity sectors such as technology (21% of the portfolio), healthcare (17%), and oil and offshore drilling (11%) that did well last year, but had negative returns in the fourth quarter mirroring the heightened volatility of the overall stock market. We are bullish on small cap growth stocks. Reasons for our bullishness for small stocks include a slowdown in S&P 500 earnings growth which makes growth stock earnings that much more attractive with many not as exposed to Asia as are larger companies. Further, valuations are compelling on a relative basis. Small cap stocks generally are selling at lower multiples of earnings with faster growth rates. Interest rates that are at 15-year lows with lower inflation makes for a P/E multiple expansion and, finally, investor sentiment toward the group is negative and that's positive for savvy investors.

    The Utility Income Fund was up more than 25% on a total return basis reflecting improving industry fundamentals as well as the overall decline in interest rates during the year. Our focus continues to be achievement of higher than average yield. Happily, in 1997, this was achieved accompanied with significant capital appreciation. At the end of the year, the largest stock positions were electric utilities, telephone, and natural gas stocks.

    The Gold Fund's decline (down more than 45%) mirrored the substantial drop in gold prices all during 1997. Among the reasons for the persistent weakness in gold stocks and prices were: (1) the continued decline in inflation in most industrialized countries, (2) a sensational financial scandal regarding a large Canadian mining company's purported gold mine in Southeast Asia, and (3) the announced gold sales by Central Banks. Additionally, the inability of gold prices to respond positively to the Asian currency crisis weakened the investment concept of gold as a hedge against financial uncertainties. While the ever-increasing demand for jewelry remains a positive at current levels, gold remains an undervalued asset for long-term investors.

    Normally, the first month of the year is one of the best for stocks, particularly small capitalization companies. Unfortunately the opening of the 1998 stock year seemed to bode ill for the rest of the year. (Legend has it that as January goes -- "so goes the Dow") To begin with, the Asian crisis deepened with most Southeast Asian currencies hitting new lows and the Indonesian and South Korean stock markets worsened. Add to this the Presidential "intern" scandal, and there seemed to be little good news as we entered the last trading week of January. But what started out as a poor month ended on a bullish note of optimism as the stock market in the U.S. and in most of Europe rallied strongly led by four sectors: drugs, oils, banks and high technology.

    It is still uncertain how much effect the Asian crisis will have on the U.S. and European economies. Undoubtedly, we will see a rise in Asian exports to the U.S. as these nations see this as a means of getting dollars. This will put pressure on U.S. and European companies pricing margins but mainly in the manufacturing area. This could lead to some price cutting or, at the very least, no price increases. However, the main inflationary pressures in the U.S. are wage pressures in the service sector (the bulk of the U.S. economy) and not manufacturing. In summary, some deflation will be imported by Asian but a part of this will be offset by higher service workers' wage costs.

    Overall, we believe 1998 will feature an economic slowdown caused by weak Asian economies which could keep interest rates at current levels or below. However, we expect enough economic expansion in the U.S. to moderate the Asian "effect". Except for Asia, there is a very positive environment in the U.S. for 1998, with continued low interest rates, full employment, and corporate profitability generally above expectations. At year-end, the U.S. market was selling at 19 times analysts expectations of 1998 earnings for the S&P 500. Given the decline in interest rates, a higher price-earnings ratio is probably justified, but there is no room for disappointments.

    Accordingly, we do not expect that the remarkable gains of the last three years to continue in 1998. Public pension plans have equity ratios that are historically high. Private funds are high in their equity allocations as well, although not as high as in 1972. A correction of more than 10% is possible in the popular averages, however a major decline in asset values is not anticipated. The dollar continues to be strong along with the economy, even with interest rates remaining at low levels.

    In summary, we look for a volatile year, with possibilities for good returns in individual stocks where earnings surprise on the upside, and brutal declines for issues which don't meet earnings per share expectations. Individual issues and the asset mix will have a bearing on how the Cappiello-Rushmore portfolios performs relative to the "market". As always, we continue to seek out companies that offer the promise of long-term capital growth without exposing the assets to shocks on the downside.

                                                [SIGNATURE]

                                            Frank A. Cappiello
                                            Chairman
                                            Cappiello-Rushmore Trust

                                                        CAPPIELLO-RUSHMORE TRUST
---------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1997
(UNAUDITED)

UTILITY INCOME FUND

------------------------------------------------------
                                              MARKET VALUE
SHARES                                            (NOTE 1)

----------------------------------------------------------
COMMON STOCKS -- 65.3%
GAS & ELECTRIC -- 46.9%
   15,000  Allegheny Energy, Inc.            $     487,500
   11,000  Ameren Corp.                            475,750
   14,000  CMS Energy Corp.                        616,875
   14,000  Interstate Power Co.                    524,125
   25,000  Long Island Lighting Co.                753,125
   10,000  New Century Energies                    479,375
   10,000  Peoples Energy Corp.                    393,750
   18,000  Potomac Electric Power Co.              464,625
   22,000  Southern Co.                            569,250
   12,000  Texas Utilities                         565,250
   17,000  TNP Enterprises, Inc.                   498,750
   15,000  Unicom Corp.                            461,250
   15,000  United Illuminating Co.                 689,063
   20,000  Washington Water Power Co.              486,250
                                             -------------
                                                 7,464,938
                                             -------------
NATURAL GAS DISTRIBUTION -- 3.9%
   20,000  Washington Gas Light Co.                618,750
                                             -------------
REAL ESTATE INVESTMENT TRUSTS -- 4.2%
   71,400  Crown American Realty Trust             664,913
                                             -------------
TELEPHONE -- 10.4%
   10,000  ALLTEL Corp.                            410,625
    7,000  Bell Atlantic Corp.                     637,000
   12,000  Southern New England Telecom            603,750
                                             -------------
                                                 1,651,375
                                             -------------
TOTAL COMMON STOCKS
  (COST $7,608,358)                             10,399,976
                                             -------------
CONVERTIBLE PREFERRED STOCKS -- 1.7%
    5,000  Sea Containers, Ltd. Conv. Pfd.
             $4.00 (Cost $222,400)                 278,750
                                             -------------
MONEY MARKET FUNDS -- 33.0%
5,253,488  Fund for Government Investors
             (Cost $5,253,488)                   5,253,488
                                             -------------
TOTAL INVESTMENTS -- 100.0%
  (COST $13,084,246)                         $  15,932,214
                                             -------------
                                             -------------

GROWTH FUND

------------------------------------------------------
                                              MARKET VALUE
SHARES                                            (NOTE 1)

----------------------------------------------------------
COMMON STOCKS -- 88.3%
AIRCRAFT -- 1.2%
    6,000  Boeing Co.                         $   293,625
                                              ------------
BEVERAGES -- SOFT DRINKS -- 4.6%
   17,500  Coca-Cola Co.                        1,165,938
                                              ------------
CHEMICAL -- 1.2%
    5,000  Du Pont E I De Nemours                 300,313
                                              ------------
COMPUTER AND BUSINESS
  EQUIPMENT -- 9.3%
   22,000  Compaq Computer Corp.                1,241,625
    3,000  International Business Machines        313,688
   20,000  Sun Microsystems, Inc.*                797,500
                                              ------------
                                                2,352,813
                                              ------------
COMPUTER SOFTWARE INFORMATION
  PROCESSING -- 9.0%
   29,600  Reynolds and Reynolds Co.              545,750
   26,000  Shared Medical Systems Corp.         1,716,000
                                              ------------
                                                2,261,750
                                              ------------
CONSUMER ELECTRONICS -- 1.4%
   15,000  VLSI Technology, Inc.*                 354,375
                                              ------------
CONTAINERS AND PACKAGING -- 2.0%
    8,000  Sealed Air Corp.*                      494,000
                                              ------------
DIVERSIFIED ELECTRONICS -- 9.7%
   20,000  General Motors Corp. Class H           738,750
  165,000  Gulf Canada Resources, Ltd.*         1,155,000
   11,248  Raytheon Class A                       554,667
                                              ------------
                                                2,448,417
                                              ------------
FINANCIAL -- 27.9%
   12,800  American Express Co.                 1,142,400
   52,500  Charles Schwab Corp.                 2,201,719
   26,500  Franklin Resources, Inc.             2,303,844
   10,000  SLM Holding Corp.                    1,391,250
                                              ------------
                                                7,039,213
                                              ------------

                                                        CAPPIELLO-RUSHMORE TRUST
---------------------------------------------------------

PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1997 (CONTINUED)
(UNAUDITED)

GROWTH FUND (CONTINUED)

------------------------------------------------------
                                              MARKET VALUE
SHARES                                            (NOTE 1)

----------------------------------------------------------
COMMON STOCKS (CONTINUED)
MERCHANDISING/RETAIL -- 2.2%
   75,000  National Media Corp.*             $     243,750
    8,000  Wal Mart Stores, Inc.                   315,500
                                             -------------
                                                   559,250
                                             -------------
OIL AND GAS -- 3.6%
   22,000  Nuevo Energy Co.*                       896,500
                                             -------------
OIL AND GAS SERVICES -- 5.4%
   64,000  Varco International, Inc.*            1,372,000
                                             -------------
PHARMACEUTICAL -- 1.3%
    3,000  Merck & Company, Inc.                   318,750
                                             -------------
SEMICONDUCTORS/COMPONENTS -- 3.3%
   31,700  National Semiconductor Corp.*           822,219
                                             -------------
TRANSPORTATION -- 6.3%
   17,395  KLM Royal Dutch Airlines                656,660
   35,250  Pittston Burlington Group               925,311
                                             -------------
                                                 1,581,971
                                             -------------
TOTAL COMMON STOCKS
  (COST $12,453,956)                            22,261,134
                                             -------------
WARRANTS -- 7.6%
   95,000  Federated Department Stores,
             Inc. WTS C* (Cost $596,793)         1,917,813
                                             -------------
MONEY MARKET FUNDS -- 4.1%
1,036,382  Fund for Government Investors
             (Cost $1,036,382)                   1,036,382
                                             -------------
TOTAL INVESTMENTS -- 100.0%
  (COST $14,087,131)                         $  25,215,329
                                             -------------
                                             -------------

EMERGING GROWTH FUND

------------------------------------------------------
                                              MARKET VALUE
SHARES                                            (NOTE 1)

----------------------------------------------------------
COMMON STOCKS -- 92.8%
COMPUTER SOFTWARE INFORMATION
  PROCESSING -- 0.9%
    7,500  Remec, Inc.*                       $   168,750
                                              ------------
ELECTRONICS -- 2.1%
    5,991  California Micro Devices Corp.*         32,202
   25,000  Detection Systems, Inc.*               348,438
                                              ------------
                                                  380,640
                                              ------------
FOOD PROCESSING -- 1.9%
   25,000  Authentic Specialty Food, Inc.*        340,625
                                              ------------
HEALTHCARE PRODUCTS -- 13.6%
   60,000  Interferon Science, Inc.*              521,250
   25,000  I-STAT Corp.*                          395,313
   59,000  KV Pharmaceutical Co., Class A*      1,224,250
   30,000  Nexstar Pharmaceuticals*               341,250
                                              ------------
                                                2,482,063
                                              ------------
HEALTHCARE SERVICES -- 3.8%
   20,000  Pharmacyclics, Inc.*                   512,500
   10,000  Zonagen, Inc.*                         181,875
                                              ------------
                                                  694,375
                                              ------------
HEALTHCARE SOFTWARE INFORMATION
  PROCESSING -- 6.9%
   20,000  General Scanning, Inc.*                345,000
   14,000  Shared Medical Systems Corp.           924,000
                                              ------------
                                                1,269,000
                                              ------------
INFORMATION PROCESSING -- 4.0%
   20,000  National Data Corp.                    722,500
                                              ------------
LEASING -- 2.3%
   17,500  Mc Grath Rentcorp                      428,750
                                              ------------
LODGING -- 3.1%
   65,000  Candlewood Hotel Co., Inc.*            568,750
                                              ------------

                                                        CAPPIELLO-RUSHMORE TRUST
---------------------------------------------------------

PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1997 (CONTINUED)
(UNAUDITED)

EMERGING GROWTH FUND (CONTINUED)

------------------------------------------------------
                                              MARKET VALUE
SHARES                                            (NOTE 1)

----------------------------------------------------------
COMMON STOCKS (CONTINUED)
MERCHANDISING/RETAIL -- 23.5%
   86,000  Braun Fashions Corp.*             $     892,250
   40,000  Circuit City Carmax Group*              360,000
   50,000  Foodmaker, Inc.*                        753,125
   20,000  Linens N Things, Inc.*                  872,500
  168,900  National Media Corp.*                   548,924
   55,000  Paul Harris Stores, Inc.*               553,437
  150,000  Service Merchandise, Inc.*              318,750
                                             -------------
                                                 4,298,986
                                             -------------
OFFSHORE DRILLING -- 2.2%
   75,000  Grey Wolf, Inc.*                        403,125
                                             -------------
OIL AND GAS SERVICES -- 9.2%
   40,000  Reading and Bates Corp.*              1,675,000
                                             -------------
SEMICONDUCTORS/COMPONENTS -- 1.7%
   25,000  Align Rite International, Inc.*         318,750
                                             -------------
SERVICE -- 5.8%
   85,000  Forensic Technologies
             International Corp.*                1,062,500
                                             -------------
TELECOMMUNICATIONS -- 5.5%
   20,000  Celeritek, Inc.*                        280,000
   30,000  World Access, Inc.*                     716,250
                                             -------------
                                                   996,250
                                             -------------
TRANSPORTATION -- 6.2%
   25,000  Hub Group, Inc. Class A*                743,751
   15,000  Pittston Burlington Group               393,750
                                             -------------
                                                 1,137,501
                                             -------------
TOTAL COMMON STOCKS
  (COST $14,407,645)                            16,947,565
                                             -------------
WARRANTS -- 5.1%
   65,000  Barringer Technologies, Inc.
             WTS* (Cost $715,630)                  934,375
                                             -------------
MONEY MARKET FUNDS -- 2.1%
  382,580  Fund for Government Investors
             (Cost $382,580)                       382,580
                                             -------------
TOTAL INVESTMENTS -- 100.0%
  (COST $15,505,855)                         $  18,264,520
                                             -------------
                                             -------------

GOLD FUND

------------------------------------------------------
                                              MARKET VALUE
SHARES                                            (NOTE 1)

----------------------------------------------------------
COMMON STOCKS -- 81.8%
METALS AND MINING
UNITED STATES -- 47.8%
    3,500  Alumax, Inc.                       $   119,000
   30,000  Amax Gold, Inc.*                        69,375
   35,000  Battle Mountain Gold Co.               205,625
   25,000  Crown Resources Corp.                  104,688
    9,000  Newmont Mining Corp.                   264,375
    8,000  RMI Titanium Co.*                      160,000
   15,500  Stillwater Mining Co.*                 259,625
   25,000  TVX Gold, Inc.*                         84,375
                                              ------------
                                                1,267,063
                                              ------------
CANADA -- 33.9%
   12,000  Aber Resources, Ltd.*                  123,000
    7,000  Agnico Eagle Mines, Ltd.                38,063
   10,106  Ashanti Goldfields, Ltd.                75,795
    9,000  Barrick Gold Corp.                     167,625
    7,000  Cambior, Inc.                           41,125
   28,000  Golden Star Resources, Ltd.*            99,750
    5,500  Lihir Gold, Ltd.*                      116,875
   60,000  Miramar Mining Corp.*                  114,378
    9,500  Placer Dome, Inc.                      120,530
  200,000  Rea Gold Corp.*                          2,000
                                              ------------
                                                  899,141
                                              ------------
TOTAL COMMON STOCKS
  (COST $3,739,939)                             2,166,204
                                              ------------
MONEY MARKET FUNDS -- 18.2%
  483,271  Fund for Government Investors
             (Cost $483,271)                      483,271
                                              ------------
TOTAL INVESTMENTS -- 100.0%
  (COST $4,223,210)                           $ 2,649,475
                                              ------------
                                              ------------
------------------------

*NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
---------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
(UNAUDITED)

                                UTILITY                  EMERGING
                              INCOME FUND  GROWTH FUND  GROWTH FUND   GOLD FUND

ASSETS
  Securities at Cost........  $13,084,246  $14,087,131  $15,505,855  $4,223,210
                              -----------  -----------  -----------  -----------
                              -----------  -----------  -----------  -----------
  Securities at Value (Note
    1)......................  $15,932,214  $25,215,329  $18,264,520  $2,649,475
  Receivable for Securities
    Sold....................         --    1,348,781      157,769        16,911
  Receivable for Shares
    Sold....................    152,807       16,912          273            --
  Dividends Receivable......     33,925       16,770        2,940            --
  Interest Receivable.......      8,203        5,862        1,577         1,152
                              -----------  -----------  -----------  -----------
    Total Assets............  16,127,149   26,603,654   18,427,079    2,667,538
                              -----------  -----------  -----------  -----------

LIABILITIES
  Investment Advisory Fee
    Payable.................      3,163       10,819        7,835         1,403
  Administration Fee
    Payable.................     16,075       71,739       62,589         7,905
  Payable for Securities
    Purchased...............  1,350,897    1,540,000           --            --
  Liability for Shares
    Redeemed................    485,799      133,403      128,456       239,606
  Other Fees Payable........         --           --          164            --
  Dividends Payable.........     20,168           --           --            --
                              -----------  -----------  -----------  -----------
    Total Liabilities.......  1,876,102    1,755,961      199,044       248,914
                              -----------  -----------  -----------  -----------
NET ASSETS..................  $14,251,047  $24,847,693  $18,228,035  $2,418,624
                              -----------  -----------  -----------  -----------
                              -----------  -----------  -----------  -----------
SHARES OUTSTANDING..........  1,139,650    1,192,746    1,302,475       515,186
                              -----------  -----------  -----------  -----------
                              -----------  -----------  -----------  -----------
NET ASSET VALUE PER SHARE...     $12.50       $20.83       $13.99         $4.70
                              -----------  -----------  -----------  -----------
                              -----------  -----------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
---------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
(UNAUDITED)

                                    UTILITY                      EMERGING
                                  INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND

INVESTMENT INCOME
  Interest.....................    $  17,400      $  43,153      $  45,054     $  12,680
  Dividends....................      233,591         72,925         17,679         4,679
                                 -------------  -------------  -------------  -----------
    Total Investment Income....      250,991        116,078         62,733        17,359
                                 -------------  -------------  -------------  -----------

EXPENSES
  Investment Advisory Fee (Note
    2).........................       15,950         71,536         59,421        11,827
  Administrative Fee (Note
    2).........................       31,901        143,071        118,842        16,895
  Other Fees...................           84             --            460            42
                                 -------------  -------------  -------------  -----------
    Total Expenses.............       47,935        214,607        178,723        28,764
                                 -------------  -------------  -------------  -----------
NET INVESTMENT INCOME (LOSS)...      203,056        (98,529)      (115,990)      (11,405)
                                 -------------  -------------  -------------  -----------
Net Realized Gain (Loss) on
  Investment Transactions......       66,943        198,406      2,080,432      (315,745)
Net Change in Unrealized
  Appreciation/ Depreciation of
  Investments..................    1,702,600      2,246,005     (2,127,974)     (860,085)
                                 -------------  -------------  -------------  -----------
NET GAIN (LOSS) ON
  INVESTMENTS..................    1,769,543      2,444,411        (47,542)   (1,175,830)
                                 -------------  -------------  -------------  -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS...................    $1,972,599     $2,345,882     $(163,532)   ($1,187,235)
                                 -------------  -------------  -------------  -----------
                                 -------------  -------------  -------------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                  UTILITY
                                                INCOME FUND               GROWTH FUND

                                          FOR THE SIX               FOR THE SIX
                                            MONTHS                    MONTHS
                                             ENDED       FOR THE       ENDED       FOR THE
                                           DECEMBER    YEAR ENDED    DECEMBER    YEAR ENDED
                                           31, 1997     JUNE 30,     31, 1997     JUNE 30,
                                          (UNAUDITED)     1997      (UNAUDITED)     1997
                                          -----------  -----------  -----------  -----------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $  203,056   $  532,578   $  (98,529 ) $  (120,259)
  Net Realized Gain (Loss) on Investment
    Transactions........................      66,943      462,173      198,406       (90,376)
  Net Change in Unrealized Appreciation/
    Depreciation of Investments.........   1,702,600     (763,657 )  2,246,005     2,092,216
                                          -----------  -----------  -----------  -----------
    Net Increase in Net Assets Resulting
      from Operations...................   1,972,599      231,094    2,345,882     1,881,581
                                          -----------  -----------  -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............    (204,258 )   (540,376 )         --            --
  From Net Realized Gain on
    Investments.........................          --           --           --      (890,035)
                                          -----------  -----------  -----------  -----------
    Total Distributions to
      Shareholders......................    (204,258 )   (540,376 )         --      (890,035)
                                          -----------  -----------  -----------  -----------

FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....   9,830,595    2,791,305   14,264,025    24,857,946
  Reinvestment of Distributions.........     151,439      429,181           --       862,676
  Cost of Shares Redeemed...............  (6,305,339 ) (9,211,322 ) (16,661,588) (33,589,710)
                                          -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................   3,676,695   (5,990,836 ) (2,397,563 )  (7,869,088)
                                          -----------  -----------  -----------  -----------

    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................   5,445,036   (6,300,118 )    (51,681 )  (6,877,542)

NET ASSETS -- Beginning of Period.......   8,806,011   15,106,129   24,899,374    31,776,916
                                          -----------  -----------  -----------  -----------
NET ASSETS -- End of Period.............  $14,251,047  $8,806,011   $24,847,693  $24,899,374
                                          -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------

SHARES
  Sold..................................     848,637      272,300      660,394     1,435,617
  Issued in Reinvestment of
    Distributions.......................      13,073       42,219           --        50,332
  Redeemed..............................    (568,782 )   (892,574 )   (776,523 )  (1,955,558)
                                          -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Shares...     292,928     (578,055 )   (116,129 )    (469,609)
                                          -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         EMERGING
                                                                       GROWTH FUND                      GOLD FUND

                                                               FOR THE SIX                     FOR THE SIX
                                                               MONTHS ENDED                    MONTHS ENDED
                                                               DECEMBER 31,    FOR THE YEAR    DECEMBER 31,    FOR THE YEAR
                                                                   1997       ENDED JUNE 30,       1997       ENDED JUNE 30,
                                                               (UNAUDITED)         1997        (UNAUDITED)         1997
                                                              --------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss.......................................     $ (115,990 )    $  (363,496)    $  (11,405 )    $   (37,734)
  Net Realized Gain (Loss) on Investment Transactions.......      2,080,432         (650,708)      (315,745 )       (527,830)
  Net Change in Unrealized Depreciation of Investments......     (2,127,974 )       (414,690)      (860,085 )     (1,066,830)
                                                              --------------  --------------  --------------  --------------
    Net Decrease in Net Assets Resulting from Operations....       (163,532 )     (1,428,894)    (1,187,235 )     (1,632,394)
                                                              --------------  --------------  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain on Investments.....................             --       (5,065,773)            --               --
                                                              --------------  --------------  --------------  --------------

FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.........................     25,465,430       61,065,491      9,858,343       30,042,821
  Reinvestment of Distributions.............................             --        4,754,104             --               --
  Cost of Shares Redeemed...................................    (27,805,692 )    (83,578,594)    (9,661,028 )    (31,124,263)
                                                              --------------  --------------  --------------  --------------
    Net Increase (Decrease) in Net Assets Resulting from
      Share Transactions....................................     (2,340,262 )    (17,758,999)       197,315       (1,081,442)
                                                              --------------  --------------  --------------  --------------

    TOTAL DECREASE IN NET ASSETS............................     (2,503,794 )    (24,253,666)      (989,920 )     (2,713,836)

NET ASSETS -- Beginning of Period...........................     20,731,829       44,985,495      3,408,544        6,122,380
                                                              --------------  --------------  --------------  --------------
NET ASSETS -- End of Period.................................     $18,228,035     $20,731,829     $2,418,624      $ 3,408,544
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------

SHARES
  Sold......................................................      1,570,850        4,123,530      1,506,773        3,355,585
  Issued in Reinvestment of Distributions...................             --          359,071             --               --
  Redeemed..................................................     (1,765,907 )     (5,632,148)    (1,476,978 )     (3,486,619)
                                                              --------------  --------------  --------------  --------------
    Net Increase (Decrease) in Shares.......................       (195,057 )     (1,149,547)        29,795         (131,034)
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                        UTILITY INCOME FUND
                                          FOR THE SIX
                                          MONTHS ENDED                                                         FOR THE
                                          DECEMBER 31,             FOR THE YEARS ENDED JUNE 30,              PERIOD ENDED
                                              1997       -------------------------------------------------     JUNE 30,
                                          (UNAUDITED)       1997         1996         1995         1994         1993*
                                          ------------   ----------   ----------   ----------   ----------   ------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value -- Beginning of
  Period................................    $10.40        $10.60        $9.24        $8.39       $10.82        $10.00
                                          ------------   ----------   ----------   ----------   ----------   ------------
Income from Investment Operations:
  Net Investment Income.................     0.224         0.532        0.489        0.555        0.527         0.255
  Net Realized and Unrealized Gain
    (Loss) on Securities................     2.102        (0.196)       1.391        0.846       (2.421)        0.820
                                          ------------   ----------   ----------   ----------   ----------   ------------
    Total from Investment Operations....     2.326         0.336        1.880        1.401       (1.894)        1.075
                                          ------------   ----------   ----------   ----------   ----------   ------------
Distributions to Shareholders:
  From Net Investment Income............    (0.226)       (0.536)      (0.520)      (0.551)      (0.525)       (0.255)
  From Net Realized Capital Gain........        --            --           --           --       (0.011)           --
                                          ------------   ----------   ----------   ----------   ----------   ------------
    Total Distributions to
      Shareholders......................    (0.226)       (0.536)      (0.520)      (0.551)      (0.536)       (0.255)
                                          ------------   ----------   ----------   ----------   ----------   ------------
Net Increase (Decrease) in Net Asset
  Value.................................      2.10         (0.20)        1.36         0.85        (2.43)         0.82
                                          ------------   ----------   ----------   ----------   ----------   ------------
Net Asset Value -- End of Period........    $12.50        $10.40       $10.60        $9.24        $8.39        $10.82
                                          ------------   ----------   ----------   ----------   ----------   ------------
                                          ------------   ----------   ----------   ----------   ----------   ------------

TOTAL INVESTMENT RETURN.................     22.56%(A)      3.39%       20.60%       16.62%      (18.18)%        9.98%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses..............................      1.05%(B)      1.05%        1.05%        1.05%        1.05%         1.05%(B)
  Net Investment Income.................      4.46%(B)      4.88%        4.82%        6.26%        5.21%         3.31%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............     10.19%        17.33%       45.11%      147.04%       26.13%        15.93%
  Net Assets at End of Period (000's
    omitted)............................   $14,251        $8,806      $15,106      $17,151       $9,117        $8,415
  Number of Shares Outstanding at End of
    Period (000's omitted)..............     1,140           847        1,425        1,855        1,086           778
  Average Commission Rate Paid(C).......   $0.0500       $0.0496           --           --           --            --

   ------------------------------------------------------

     (A) Total Investment Return for periods of less than one year are not annualized.

     (B) Annualized

     (C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   *FROM COMMENCEMENT OF OPERATIONS OCTOBER 6, 1992

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            GROWTH FUND
                                          FOR THE SIX
                                          MONTHS ENDED                                                         FOR THE
                                          DECEMBER 31,             FOR THE YEARS ENDED JUNE 30,              PERIOD ENDED
                                              1997       -------------------------------------------------     JUNE 30,
                                          (UNAUDITED)       1997         1996         1995         1994         1993*
                                          ------------   ----------   ----------   ----------   ----------   ------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................    $19.02        $17.87       $14.64       $11.05       $10.63        $10.00
                                          ------------   ----------   ----------   ----------   ----------   ------------
  Income from Investment Operations:
    Net Investment Income (Loss)........    (0.083)       (0.092)      (0.069)       0.014       (0.021)        0.012
    Net Realized and Unrealized Gain on
      Securities........................     1.893         1.831        3.299        3.593        0.444         0.620
                                          ------------   ----------   ----------   ----------   ----------   ------------
      Total from Investment
        Operations......................     1.810         1.739        3.230        3.607        0.423         0.632
                                          ------------   ----------   ----------   ----------   ----------   ------------
  Distributions to Shareholders:
    From Net Investment Income..........        --            --           --       (0.017)      (0.003)       (0.002)
    From Net Realized Capital Gain......        --        (0.589)          --           --           --            --
                                          ------------   ----------   ----------   ----------   ----------   ------------
      Total Distributions to
        Shareholders....................        --        (0.589)          --       (0.017)      (0.003)       (0.002)
                                          ------------   ----------   ----------   ----------   ----------   ------------
  Net Increase in Net Asset Value.......      1.81          1.15         3.23         3.59         0.42          0.63
                                          ------------   ----------   ----------   ----------   ----------   ------------
  Net Asset Value -- End of Period......    $20.83        $19.02       $17.87       $14.64       $11.05        $10.63
                                          ------------   ----------   ----------   ----------   ----------   ------------
                                          ------------   ----------   ----------   ----------   ----------   ------------

TOTAL INVESTMENT RETURN.................      9.52%(A)     10.10%       22.06%       32.65%        3.99%         6.34%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses..............................      1.50%(B)      1.50%        1.50%        1.50%        1.50%         1.50%(B)
  Net Investment Income (Loss)..........     (0.69)%(B)    (0.46)%      (0.41)%       0.12%       (0.18)%        0.17%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............     20.83%        41.93%       74.50%       70.89%      119.03%        21.13%
  Net Assets at End of Period (000's
    omitted)............................   $24,848       $24,899      $31,777      $19,337       $9,993        $3,165
  Number of Shares Outstanding at End of
    Period (000's omitted)..............     1,193         1,309        1,778        1,321          904           298
  Average Commission Rate Paid(C).......   $0.0436       $0.0453           --           --           --            --

   ------------------------------------------------------

     (A) Total Investment Return for periods of less than one year are not annualized.

     (B) Annualized

     (C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   *FROM COMMENCEMENT OF OPERATIONS OCTOBER 6, 1992

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       EMERGING GROWTH FUND
                                          FOR THE SIX
                                          MONTHS ENDED                                                         FOR THE
                                          DECEMBER 31,             FOR THE YEARS ENDED JUNE 30,              PERIOD ENDED
                                              1997       -------------------------------------------------     JUNE 30,
                                          (UNAUDITED)       1997         1996         1995         1994         1993*
                                          ------------   ----------   ----------   ----------   ----------   ------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................    $13.84        $16.99       $14.96       $10.41       $11.32        $10.00
                                          ------------   ----------   ----------   ----------   ----------   ------------
  Income from Investment Operations:
    Net Investment Loss.................    (0.089)       (0.242)      (0.161)      (0.075)      (0.104)       (0.050)
    Net Realized and Unrealized Gain
      (Loss) on Securities..............     0.239        (0.243)       2.300        4.625       (0.686)        1.377
                                          ------------   ----------   ----------   ----------   ----------   ------------
      Total from Investment
        Operations......................     0.150        (0.485)       2.139        4.550       (0.790)        1.327
                                          ------------   ----------   ----------   ----------   ----------   ------------
  Distributions to Shareholders:
    From Net Realized Capital Gain......        --        (2.665)      (0.109)          --       (0.120)       (0.007)
                                          ------------   ----------   ----------   ----------   ----------   ------------
  Net Increase (Decrease) in Net Asset
    Value...............................      0.15         (3.15)        2.03         4.55        (0.91)         1.32
                                          ------------   ----------   ----------   ----------   ----------   ------------
  Net Asset Value -- End of Period......    $13.99        $13.84       $16.99       $14.96       $10.41        $11.32
                                          ------------   ----------   ----------   ----------   ----------   ------------
                                          ------------   ----------   ----------   ----------   ----------   ------------

TOTAL INVESTMENT RETURN.................   1.08%(A)        (2.15)%      14.36%       43.71%       (7.31)%       13.35%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses..............................      1.50%(B)      1.50%        1.50%        1.50%        1.50%         1.50%(B)
  Net Investment Loss...................     (0.98)%(B)    (1.20)%      (0.98)%      (0.61)%      (0.85)%       (0.63)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............     61.20%        66.16%      121.22%       96.11%      128.13%        67.90%
  Net Assets at End of Period (000's
    omitted)............................   $18,228       $20,732      $44,985      $36,606      $18,133        $4,750
  Number of Shares Outstanding at End of
    Period (000's omitted)..............     1,302         1,498        2,647        2,447        1,742           420
  Average Commission Rate Paid(C).......   $0.0400       $0.0382           --           --           --            --

   ------------------------------------------------------

     (A) Total Investment Return for periods of less than one year are not annualized.

     (B) Annualized

     (C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   *FROM COMMENCEMENT OF OPERATIONS OCTOBER 6, 1992

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      GOLD FUND
                                          FOR THE SIX
                                          MONTHS ENDED                                            FOR THE
                                          DECEMBER 31,       FOR THE YEARS ENDED JUNE 30,       PERIOD ENDED
                                              1997       ------------------------------------     JUNE 30,
                                          (UNAUDITED)       1997         1996         1995         1994*
                                          ------------   ----------   ----------   ----------   ------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................     $7.02         $9.93        $9.89        $9.52        $10.00
                                          ------------   ----------   ----------   ----------   ------------
  Income from Investment Operations:
    Net Investment Loss.................    (0.022)       (0.078)      (0.060)      (0.047)       (0.008)
    Net Realized and Unrealized Gain
      (Loss) on Securities..............    (2.298)       (2.832)       0.100        0.417        (0.472)
                                          ------------   ----------   ----------   ----------   ------------
      Total from Investment
        Operations......................    (2.320)       (2.910)       0.040        0.370        (0.480)
                                          ------------   ----------   ----------   ----------   ------------
  Distributions to Shareholders:
      Total Distributions to
        Shareholders....................        --            --           --           --            --
                                          ------------   ----------   ----------   ----------   ------------
  Net Increase (Decrease) in Net Asset
    Value...............................     (2.32)        (2.91)        0.04         0.37         (0.48)
                                          ------------   ----------   ----------   ----------   ------------
  Net Asset Value -- End of Period......     $4.70         $7.02        $9.93        $9.89         $9.52
                                          ------------   ----------   ----------   ----------   ------------
                                          ------------   ----------   ----------   ----------   ------------

TOTAL INVESTMENT RETURN.................    (33.05)%(A)   (29.31)%       0.40%        3.89%        (4.80)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses..............................      1.70%(B)      1.70%        1.70%        1.70%         1.68%(B)
  Net Investment Loss...................     (0.68)%(B)    (0.76)%      (0.59)%      (0.51)%       (0.25)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............     25.15%       108.47%       59.06%       51.23%        22.85%
  Net Assets at End of Period (000's
    omitted)............................    $2,419        $3,409       $6,122       $6,796        $6,395
  Number of Shares Outstanding at End of
    Period (000's omitted)..............       515           485          616          687           672
  Average Commission Rate Paid(C).......   $0.0476       $0.0477           --           --            --

   -----------------------------------------------------------

     (A) Total Investment Return for periods of less than one year are not annualized.

     (B) Annualized

     (C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   *FROM COMMENCEMENT OF OPERATIONS MARCH 7, 1994

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
(UNAUDITED)

1. Significant Accounting Policies

    Cappiello-Rushmore Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end investment company and is authorized to issue an unlimited number of shares. The Trust consists of four separate portfolios (the "Funds"), each with a different investment objective. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Funds follow:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Funds' securities in good faith. The trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Funds' instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from investment transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually in the Growth, Emerging Growth and Gold Funds and quarterly in the Utility Income Fund. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) For Federal income tax purposes, each Fund of the Trust is treated as a separate corporation. Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute all net investment income, if any, and net realized capital gain to their shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by McCullough, Andrews and Cappiello, Inc., (the "Adviser"). Under an agreement with the Adviser, the Trust pays a fee at the annual rate of 0.50% of the daily net assets of the Growth and Emerging Growth Funds, 0.70% of the daily net assets of the Gold Fund and 0.35% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Adviser.

    The Trust has contracted with Money Management Associates (the "Administrator") to provide Administrative services to the Trust. Under the administrative services agreement with the Administrator, the Trust pays a fee at the annual rate of 1.00% of the daily net assets of the Growth, Emerging Growth and Gold Funds, and 0.70% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Administrator.

    Certain of these administrative services are provided by Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Administrator, under a subcontractual agreement with the Administrator. These services include transfer agency functions, dividend disbursing and other shareholder services and custody of the Trust's assets.

    Each fund of the Trust invests excess cash in Fund for Government Investors, a money market mutual fund. Certain Officers and Trustees of Fund for Government Investors are affiliated with the Trust.

                                                        CAPPIELLO-RUSHMORE TRUST
---------------------------------------------------------

3. Securities Transactions

    For the six months ended December 31, 1997, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                            UTILITY                      EMERGING
                                                          INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND
                                                         -------------  -------------  -------------  -----------
Purchases..............................................   $ 1,757,871    $ 5,410,399    $13,077,252    $ 868,525
                                                         -------------  -------------  -------------  -----------
                                                         -------------  -------------  -------------  -----------
Sales..................................................   $   875,615    $ 7,210,344    $14,892,729    $ 743,865
                                                         -------------  -------------  -------------  -----------
                                                         -------------  -------------  -------------  -----------

4. Net Unrealized Appreciation/Depreciation of Investments

    Unrealized appreciation (depreciation) as of December 31, 1997, based on the cost for Federal income tax purposes is as follows:

                                                            UTILITY                      EMERGING
                                                          INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND
                                                         -------------  -------------  -------------  -----------
Gross Unrealized Appreciation..........................   $ 2,818,368    $11,383,210    $ 5,005,650   $    28,655
Gross Unrealized Depreciation..........................        (1,425)      (255,012)    (2,247,879)   (1,689,244)
                                                         -------------  -------------  -------------  -----------
Net Unrealized Appreciation (Depreciation).............   $ 2,816,943    $11,128,198    $ 2,757,771   $(1,660,589)
                                                         -------------  -------------  -------------  -----------
                                                         -------------  -------------  -------------  -----------
Cost of Investments for Federal Income Tax Purposes....   $13,115,271    $14,087,131    $15,506,749   $ 4,310,064
                                                         -------------  -------------  -------------  -----------
                                                         -------------  -------------  -------------  -----------

5. Net Assets

    At December 31, 1997, net assets consisted of the following:

                                                            UTILITY                      EMERGING
                                                          INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND
                                                         -------------  -------------  -------------  -----------
Paid-in-Capital........................................   $11,521,740    $13,712,657    $15,472,030    $6,798,113
Undistributed Net Investment Income (Loss).............         1,122        (98,529)      (115,990)     (11,405)
Accumulated Net Realized Gain (Loss) on Investments....      (119,783)       105,367        113,330   (2,794,349)
Net Unrealized Appreciation (Depreciation) on
  Investments..........................................     2,847,968     11,128,198      2,758,665   (1,573,735)
                                                         -------------  -------------  -------------  -----------
Net Assets.............................................   $14,251,047    $24,847,693    $18,228,035    $2,418,624
                                                         -------------  -------------  -------------  -----------
                                                         -------------  -------------  -------------  -----------

6. Federal Income Tax

    At June 30, 1997, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                            UTILITY                      EMERGING
EXPIRES JUNE 30,                                          INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND
-------------------------------------------------------  -------------  -------------  -------------  -----------
1998...................................................           --             --              --    $1,010,282
1999...................................................           --             --     $   657,715           --
2000...................................................           --             --              --      434,866
2001...................................................           --             --         287,195      281,566
2003...................................................    $ 155,713             --              --           --
2005...................................................           --      $  93,039         678,880      648,259
                                                         -------------  -------------  -------------  -----------
      Total............................................    $ 155,713      $  93,039     $ 1,623,790    $2,374,973
                                                         -------------  -------------  -------------  -----------
                                                         -------------  -------------  -------------  -----------

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

                                                          [LOGO]

                                               CAPPIELLO-RUSHMORE
                                                     TRUST

                                                  Semiannual Report

                     -----------------------------------------------------------
                                                     December 31, 1997